File Number 2-28097
Amendment to the Prospectus
By Supplement or Sticker
Pursuant to Rule 497(e)

This information reflects
additions to the Prospectus
Caption Section "How to
Purchase Portfolio Shares"
(page 37) of Post-Effective
Amendment No. 47.

THE ENTERPRISE GROUP OF FUNDS,
    INC. SUPPLEMENT TO THE
 PROSPECTUS DATED MAY 1, 1997
 As Supplemented on August 25,
             1997

During the period from November 3, 1997
through December 31, 1997,
Enterprise Fund Distributors, Inc. intends to reallow the full applicable sales charge to certain broker/dealers with respect to the sale of shares of the Growth and Income Portfolio, Equity Portfolio, and
Small Company Growth Portfolio of the
Fund.

October 31, 1997